Portfolio of Investments
Columbia Dividend Income Fund, February 29, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.2%
Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	4,042,000	142,359,240
Verizon Communications, Inc.	4,400,000	238,304,000
Total		380,663,240
Entertainment 0.9%
Walt Disney Co. (The)	1,416,400	166,639,460
Media 2.1%
Comcast Corp., Class A	9,651,000	390,189,930
Total Communication Services		937,492,630
Consumer Discretionary 4.6%
Hotels, Restaurants & Leisure 0.8%
McDonald’s Corp.	787,200	152,850,624
Multiline Retail 1.1%
Target Corp.	1,841,700	189,695,100
Specialty Retail 2.7%
Home Depot, Inc. (The)	1,796,500	391,349,560
TJX Companies, Inc. (The)	1,815,400	108,560,920
Total		499,910,480
Total Consumer Discretionary		842,456,204
Consumer Staples 7.7%
Beverages 1.5%
PepsiCo, Inc.	2,076,800	274,199,904
Food & Staples Retailing 1.0%
Walmart, Inc.	1,759,000	189,409,120
Food Products 1.2%
Hershey Co. (The)	700,900	100,922,591
Mondelez International, Inc., Class A	2,247,900	118,689,120
Total		219,611,711
Household Products 2.8%
Kimberly-Clark Corp.	1,445,900	189,687,621
Procter & Gamble Co. (The)	2,904,100	328,831,243
Total		518,518,864
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.2%
Philip Morris International, Inc.	2,557,400	209,374,338
Total Consumer Staples		1,411,113,937
Energy 4.8%
Oil, Gas & Consumable Fuels 4.8%
Chevron Corp.	4,220,000	393,894,800
ConocoPhillips Co.	4,541,300	219,889,746
Suncor Energy, Inc.	4,903,700	135,342,120
Valero Energy Corp.	2,149,300	142,391,125
Total		891,517,791
Total Energy		891,517,791
Financials 18.4%
Banks 9.9%
Bank of America Corp.	14,511,200	413,569,200
JPMorgan Chase & Co.	4,841,500	562,146,565
M&T Bank Corp.	487,500	68,435,250
PNC Financial Services Group, Inc. (The)	1,431,000	180,878,400
Truist Financial Corp.	4,065,600	187,586,784
U.S. Bancorp	4,305,300	199,938,132
Wells Fargo & Co.	5,005,100	204,458,335
Total		1,817,012,666
Capital Markets 3.5%
BlackRock, Inc.	285,800	132,328,258
CME Group, Inc.	1,206,100	239,796,802
Northern Trust Corp.	1,209,300	106,128,168
T. Rowe Price Group, Inc.	1,330,200	156,976,902
Total		635,230,130
Insurance 5.0%
Allstate Corp. (The)	2,391,300	251,684,325
Chubb Ltd.	2,146,000	311,234,380
Marsh & McLennan Companies, Inc.	2,714,000	283,775,840
Principal Financial Group, Inc.	1,823,800	80,958,482
Total		927,653,027
Total Financials		3,379,895,823
Columbia Dividend Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.6%
Biotechnology 0.5%
Gilead Sciences, Inc.	1,403,500	97,346,760
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	1,230,700	94,800,821
Baxter International, Inc.	1,468,600	122,584,042
Medtronic PLC	2,193,300	220,799,511
Total		438,184,374
Health Care Providers & Services 0.8%
UnitedHealth Group, Inc.	578,700	147,545,352
Pharmaceuticals 8.9%
Bristol-Myers Squibb Co.	4,495,100	265,480,606
Eli Lilly & Co.	1,672,800	210,990,264
Johnson & Johnson	4,077,100	548,288,408
Merck & Co., Inc.	5,953,900	455,830,584
Pfizer, Inc.	4,505,562	150,575,882
Total		1,631,165,744
Total Health Care		2,314,242,230
Industrials 12.5%
Aerospace & Defense 3.0%
Lockheed Martin Corp.	1,217,500	450,316,725
Northrop Grumman Corp.	326,800	107,464,912
Total		557,781,637
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	1,371,700	124,125,133
Commercial Services & Supplies 1.1%
Waste Management, Inc.	1,734,300	192,177,783
Electrical Equipment 0.7%
Eaton Corp. PLC	1,465,000	132,904,800
Industrial Conglomerates 1.8%
Honeywell International, Inc.	2,049,000	332,286,330
Machinery 3.0%
Cummins, Inc.	562,300	85,070,367
Deere & Co.	755,000	118,142,400
Parker-Hannifin Corp.	648,000	119,730,960
Trane Technologies PLC	1,759,300	227,020,072
Total		549,963,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.2%
Union Pacific Corp.	2,494,500	398,646,045
Total Industrials		2,287,885,527
Information Technology 19.3%
Communications Equipment 2.3%
Cisco Systems, Inc.	10,509,500	419,644,335
IT Services 3.8%
Accenture PLC, Class A	1,003,800	181,276,242
Automatic Data Processing, Inc.	1,074,300	166,237,182
International Business Machines Corp.	2,753,200	358,328,980
Total		705,842,404
Semiconductors & Semiconductor Equipment 7.4%
Broadcom, Inc.	883,800	240,941,556
Intel Corp.	6,063,400	336,639,968
KLA Corp.	1,365,800	209,937,118
Lam Research Corp.	973,700	285,712,791
Texas Instruments, Inc.	2,522,600	287,929,564
Total		1,361,160,997
Software 3.4%
Microsoft Corp.	3,846,300	623,139,063
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	1,596,700	436,473,912
Total Information Technology		3,546,260,711
Materials 1.2%
Chemicals 0.5%
Dow, Inc.	2,125,600	85,895,496
Containers & Packaging 0.7%
Packaging Corp. of America	608,500	55,142,270
Sonoco Products Co.	1,585,100	76,417,671
Total		131,559,941
Total Materials		217,455,437

2	Columbia Dividend Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, February 29, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
AvalonBay Communities, Inc.	477,100	95,701,489
Crown Castle International Corp.	671,300	96,190,577
Digital Realty Trust, Inc.	1,607,900	193,124,869
Total		385,016,935
Total Real Estate		385,016,935
Utilities 5.9%
Electric Utilities 3.2%
American Electric Power Co., Inc.	1,656,900	147,894,894
Eversource Energy	1,658,900	143,428,494
NextEra Energy, Inc.	597,800	151,099,928
Xcel Energy, Inc.	2,264,500	141,123,640
Total		583,546,956
Multi-Utilities 2.7%
Ameren Corp.	1,757,600	138,850,400
CMS Energy Corp.	1,811,700	109,462,914
Dominion Energy, Inc.	1,144,300	89,461,374
WEC Energy Group, Inc.	1,704,800	157,404,184
Total		495,178,872
Total Utilities		1,078,725,828
Total Common Stocks (Cost $12,903,398,192)		17,292,063,053
Convertible Preferred Stocks 0.3%
Issuer		Shares	Value ($)
Information Technology 0.3%
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc.	8.000%	62,000	64,418,000
Total Information Technology			64,418,000
Total Convertible Preferred Stocks (Cost $63,690,065)			64,418,000

Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
U.S. Mid Large Cap 0.9%
iShares Russell 1000 Value ETF	1,342,000	162,583,300
Total Exchange-Traded Equity Funds (Cost $162,931,616)		162,583,300

Money Market Funds 4.0%

Columbia Short-Term Cash Fund, 1.641%(a),(b)	730,494,301	730,494,301
Total Money Market Funds (Cost $730,495,007)		730,494,301
Total Investments in Securities (Cost: $13,860,514,880)		18,249,558,654
Other Assets & Liabilities, Net		107,384,396
Net Assets		18,356,943,050

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at February 29, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended February 29, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.641%
	490,295,640	3,043,907,329	(2,803,708,668)	730,494,301	23,670	41,863	9,284,552	730,494,301
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | Quarterly Report 2020	3